Accounts receivable and allowance for credit losses (Details 1)	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Credit Loss [Abstract]
Beginning balance
Addition	11,012	75,000
Recovery	11,012	75,000
Ending balance